MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period			$ 43,953	$ 34,939	$ 34,939
Additions			2,557		3,745
Write-off costs associated with prospecting right closures	$ 0	$ 0	(223)	$ 0
Recoveries from 100% Implats funded implementation budget					(229)
Foreign exchange movement			(2,923)		5,498
Exploration and evaluation assets, end of period	$ 43,364		$ 43,364		$ 43,953